Hotchkis & Wiley Small Cap Diversified Value Fund
Hotchkis & Wiley Small Cap Diversified Value Fund
Investment Objective.
The Fund seeks capital appreciation.
Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in certain Hotchkis & Wiley Funds. More information about these and other discounts is available from your financial professional and in the sections titled “About  Class I, Class A, and Class C Shares” beginning on page 6 of this Prospectus and “Purchase of Shares” beginning on page 29 of the Fund’s Statement of Additional Information.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Hotchkis & Wiley Small Cap Diversified Value Fund	Class I	Class A		Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	5.25%		none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	none	none	[1]	1.00%
[1]	You may be charged a deferred sales charge of up to 0.75% if you do not pay an initial sales charge and invest $1 million or more in Class A shares and you redeem your shares within one year after purchase.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Hotchkis & Wiley Small Cap Diversified Value Fund		Class I	Class A	Class C
Management Fees		0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		none	0.25%	1.00%
Other Expenses	[1]	2.83%	2.83%	2.83%
Total Annual Fund Operating Expenses		3.58%	3.83%	4.58%
Fee Waiver and/or Expense Reimbursement		(2.33%)	(2.33%)	(2.33%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.25%	1.50%	2.25%
[1]	"Other Expenses" are estimated for the current fiscal year.
[2]	Hotchkis & Wiley Capital Management, LLC (the "Advisor") has contractually agreed to waive management fees and/or reimburse expenses through October 31, 2016 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed certain limits: Class I - 1.25%, Class A - 1.50%, Class C - 2.25%. Thereafter, the Advisor may change or eliminate the expense limits only upon 30 days' prior notice to the Fund's shareholders.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the fee waiver/expense reimbursement in effect for the first two years.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Hotchkis & Wiley Small Cap Diversified Value Fund (USD $)	1 Year	3 Years
Class I	127	881
Class A	670	1,430
Class C	328	1,173

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption Hotchkis & Wiley Small Cap Diversified Value Fund (USD $)	1 Year	3 Years
Class I	127	881
Class A	670	1,430
Class C	228	1,173

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  No portfolio turnover rate is provided for the Fund because the Fund had not commenced operations prior to the date of this Prospectus.

Principal Investment Strategy.
The Fund normally invests at least 80% of its net assets plus borrowings for investment purposes in equity securities of small capitalization companies.  The Advisor currently considers small cap companies to be those with market capitalizations like those found in the Russell 2000® Index.  The market capitalization range of the Index changes constantly, but as of May 31, 2014, the range was from $15 million to $9.4 billion.  Market capitalization is measured at the time of initial purchase.  The Fund may invest in foreign (non-U.S.) securities.  Under normal conditions, the Fund typically will hold equity securities of approximately 300 to 400 different companies.

The Fund seeks to invest in stocks whose future prospects are misunderstood or not fully recognized by the market. The Fund employs a proprietary model designed to identify undervalued small cap securities combined with an internally-generated fundamental research overlay.  The proprietary model and the fundamental research overlay are designed to exploit market inefficiencies created by irrational investor behavior.  The fundamental research component leverages the investment team’s knowledge base accumulated through their industry research experience.  With the exception of diversification guidelines, the Fund does not employ pre-determined rules for sales; rather, the Fund evaluates each sell candidate based on the candidate’s specific risk and return characteristics which include: 1) relative valuation; 2) fundamental operating trends; 3) deterioration of fundamentals; and 4) diversification guidelines.

Principal Investment Risks.
As with any mutual fund, the value of the Fund’s investments, and therefore the value of its shares, may go down and you could lose all or a portion of your investment in the Fund.  Many factors can affect those values.  The factors that are most likely to have a material effect on the Fund’s portfolio as a whole are called “principal risks.”  The principal risks of investing in the Fund are described in this section.

Market Risk.  Market risk is the risk that the market price of securities owned by the Fund may go down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets.

Equity Securities Risk.  Equity securities, both common and preferred stocks, have greater price volatility than fixed income securities.  The market price of equity securities owned by the Fund may go down, sometimes rapidly or unpredictably.  Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented by those markets.

Capitalization Risk.  Investment in small and mid cap companies may involve more risk than investing in larger, more established companies. Small and mid cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. Should a product fail, or if management changes, or if there are other adverse developments, the Fund’s investment in a small or mid cap company may lose substantial value.

Management Risk.  The Fund is subject to management risk because it is an actively managed investment portfolio. The Advisor invests in securities that may not necessarily be included in the Fund’s benchmark.  To the extent that the Advisor invests the Fund’s assets in securities that are not in the Fund’s applicable benchmark index, there is a greater risk that the Fund’s performance will deviate from that of the benchmark.  The Advisor does not seek to replicate the performance of any index.

Style Risk.  The Advisor follows an investing style that favors value investments.  Historically, value investments have performed best during periods of economic recovery.  Therefore, the value investing style may over time go in and out of favor.  At times when the value investing style is out of favor, the Fund may underperform other funds that use different investing styles.  Investors should be prepared to tolerate volatility in Fund returns.

Security Selection Risk.  The Advisor may misjudge the risk and/or return potential of a security.  This misjudgment can result in a loss or a significant deviation relative to its benchmark.

Issuer Risk.  The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Foreign (Non-U.S.) Investment Risk.  The Fund may invest in foreign (non-U.S.) securities and may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund will generally have more exposure to regional economic risks associated with foreign investments, although the Fund has no current intention to focus on a specific geographic region.

Performance
Performance information for the Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus.  Performance information will be available once the Fund has at least one calendar year of performance. Updated performance is available on the Fund’s website at http://www.hwcm.com/mutual-funds/fund-literature (click on “Performance”) or by calling the Fund toll-free at 1-866-HW-FUNDS (1-866-493-8637).